Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes		$ (9,525)	$ 14,926	$ 202	$ 26,060
Income tax expense		$ (4,506)	$ 5,158	$ 1,346	10,414
HMH Holding BV And Subsidiaries [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes					$ 72,590	$ 72,590	$ 76,489
Statutory income tax rate (25.8%)						(18,728)	(19,734)
Difference between local income tax rate and Dutch income tax rate						2,506	2,783
Nondeductible expenses						(8,588)	(6,812)
Unrecognized tax benefits						(352)	(1,560)
Income taxed to U.S. shareholders	[1]					6,640	7,612
Shareholder tax benefit						(227)	(1,660)
Change in valuation allowance						(2,670)	(2,502)
Change in tax rate						(356)	0
Withholding taxes						(4,289)	(2,356)
Other						(403)	(304)
Income tax expense						$ 26,467	$ 24,533

[1]	HMH Holding B.V. (together with its subsidiaries located in the United States and Senegal) is taxed as a partnership for U.S. federal income tax purposes and, therefore, does not recognize U.S. federal income taxes. The shareholders are responsible for the income taxes on their share of the taxable income or loss and are entitled to any available tax credits on their income tax returns.